UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09261

FOXBY CORP.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Foxby Corp.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900
Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

Item 1. Schedule of Investments

FOXBY CORP.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (107.85%)
	Arrangement of Transportation of Freight & Cargo (1.81%)
2,400	C.H. Robinson Worldwide, Inc.	$145,965	$125,736

	Cigarettes (2.72%)
3,500	Lorillard, Inc.	178,741	189,280

	Computer Communications Equipment (2.90%)
9,000	Cisco Systems, Inc.	194,419	201,690

	Crude Petroleum & Natural Gas (5.65%)
1,500	Apache Corporation	135,683	124,425
10,000	Ultra Petroleum Corp. (a)	192,122	268,900
		327,805	393,325

	Fire, Marine & Casualty Insurance (6.29%)
3,500	Berkshire Hathaway, Inc. - Class B (a) (b)	296,368	437,395

	Gold and Silver Ores (1.89%)
15,000	Yamana Gold Inc.	130,190	131,700

	Information Retrieval Services (8.01%)
500	Google Inc. (a) (b)	231,910	557,255

	Investment Advice (7.01%)
9,000	Franklin Resources, Inc. (b)	303,381	487,620

	In Vitro & In Vivo Diagnostic Substances (2.95%)
6,000	Myriad Genetics, Inc. (a)	152,388	205,140

	Leather & Leather Products (2.14%)
3,000	Coach, Inc.	152,271	148,980

	Metal Mining (2.26%)
12,500	Compania de Minas Buenaventura S.A.A.	141,774	157,125

	National Commercial Banks (4.29%)
6,000	Wells Fargo & Company (b)	163,265	298,440

	Operative Builders (2.58%)
5,000	Toll Brothers, Inc. (a)	116,697	179,500

	Petroleum Refining (5.05%)
900	Chevron Corp.	90,629	107,019
2,500	Exxon Mobil Corp. (b)	171,549	244,200
		262,178	351,219

	Pharmaceutical Preparations (3.73%)
4,000	AstraZeneca PLC	188,030	259,520

	Retail-Catalog & Mail Order Houses (7.26%)
1,500	Amazon.com, Inc. (a) (b)	127,830	504,780

	Retail Consulting and Investment (0.06%)
72,728	Amerivon Holdings LLC (a) (c)	0	4,033

	Retail - Drug Stores and Proprietary Stores (2.70%)
2,500	Express Scripts Holding Company (a)	154,187	187,725

	Retail-Eating Places (4.23%)
3,000	McDonald's Corp. (b)	167,748	294,090

	Retail-Lumber & Other Building Materials Dealers (7.96%)
7,000	The Home Depot, Inc. (b)	191,873	553,910

	Retail-Variety Stores (4.18%)
3,800	Wal-Mart Stores, Inc. (b)	196,260	290,434

	Services - Business Services (2.64%)
2,300	Accenture plc	138,155	183,356

	Services-Prepackaged Software (3.54%)
6,000	Microsoft Corp.	141,020	245,940

	Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics (7.90%)
2,100	Ecolab Inc.	135,298	226,779
4,000	The Procter & Gamble Company (b)	234,390	322,400
		369,688	549,179

	Surgical & Medical Instruments & Apparatus (3.90%)
2,000	3M Company	185,130	271,320

	Trucking & Courier Services (4.20%)
3,000	United Parcel Service, Inc. (b)	221,388	292,140

	Total common stocks	4,878,661	7,500,832

	PREFERRED STOCKS (1.45%)
	Retail Consulting and Investment (1.45%)
183,882	Amerivon Holdings LLC (c)	508,973	101,135

	MONEY MARKET FUND (0.16%)
10,961	SSgA Money Market Fund, 7 day annualized yield 0.00%	10,961	10,961

	Total investments (109.46%)	$5,398,595	7,612,928

	Liabilities in excess of other assets (-9.46%)		(658,018)

	Net assets (100.00%)		$6,954,910

(a) Non-income producing.
(b) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2014, the value of securities pledged as collateral was $4,282,431.
(c) Illiquid and/or restricted security that has been fair valued.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Fund’s Investment Manager under the direction of or pursuant to procedures established or approved by the Fund’s Board of Directors, called fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities (common and preferred stock) - Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Common stocks
Arrangement of Transportation of Freight & Cargo	$125,736	$-	$-	$125,736
Cigarettes	189,280	-	-	189,280
Computer Communications Equipment	201,690	-	-	201,690
Crude Petroleum & Natural Gas	393,325	-	-	393,325
Fire, Marine & Casualty Insurance	437,395	-	-	437,395
Gold and Silver Ores	131,700	-	-	131,700
Information Retrieval Services	557,255	-	-	557,255
Investment Advice	487,620	-	-	487,620
In Vitro & In Vivo Diagnostic Substances	205,140	-	-	205,140
Leather & Leather Products	148,980	-	-	148,980
Metal Mining	157,125	-	-	157,125
National Commercial Banks	298,440	-	-	298,440
Operative Builders	179,500	-	-	179,500
Petroleum Refining	351,219	-	-	351,219
Pharmaceutical Preparations	259,520	-	-	259,520
Retail - Catalog & Mail Order Houses	504,780	-	-	504,780
Retail Consulting and Investment	-	-	4,033	4,033
Retail - Drug Stores and Proprietary Stores	187,725	-	-	187,725
Retail - Eating Places	294,090	-	-	294,090
Retail - Lumber & Other Building Materials Dealers	553,910	-	-	553,910
Retail - Variety Stores	290,434	-	-	290,434
Services - Business Services	183,356	-	-	183,356
Services - Prepackaged Software	245,940	-	-	245,940
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics	549,179	-	-	549,179
Surgical & Medical Instruments & Apparatus	271,320	-	-	271,320
Trucking & Courier Services	292,140	-	-	292,140
Preferred stocks
Retail Consulting and Investment	-	-	101,135	101,135
Money market fund	10,961	-	-	10,961

Total investments, at value	$7,507,760	$-	$105,168	$7,612,928

There were no securities transferred from level 1 on December 31, 2013 to level 2 on March 31, 2014. Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value including securities valued at zero:

	Common Stocks	Preferred Stocks	Total

Balance at December 31, 2013	$0	$100,583	$100,583

Payment in-kind dividends	-	-	-
Change in unrealized depreciation	4,033	552	4,585

Balance at March 31, 2014	$4,033	$101,135	$105,168

Net change in unrealized depreciation attributable
to assets still held as level 3 at March 31, 2014	$4,033	$552	$4,585

There were no transfers into or out of level 3 assets during the period.

The Investment Manager under the direction of the Fund’s Board of Directors considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining the value of the Fund’s private investments may include, but are not limited to: the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Fund’s Board of Directors.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized as level 3 as of March 31, 2014:

	Fair Value March 31, 2014	Valuation Technique	Unobservable Input	Amount

Common stocks
Retail - Consulting and Investment	$4,033	Value of liquidation preference per share	Discount rate due to lack of marketability	80%

Preferred stocks
Retail - Consulting and Investment	$101,135	Value of liquidation preference per share	Discount rate due to lack of marketability	80%

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2014, for federal income tax purposes subject to changes, the aggregate cost of securities was $5,398,595 and net unrealized appreciation was $2,214,333, comprised of gross unrealized appreciation of $2,656,949 and gross unrealized depreciation of $442,616.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2014, were as follows:

	Acquisition
	Date	Cost	Value

Amerivon Holdings LLC preferred shares	9/20/07	$508,973	$101,135
Amerivon Holdings LLC common equity units	9/20/07	0	4,033

		$508,973	$105,168

Percent of net assets		7%	2%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Foxby Corp.

By : /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 30, 2014
Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)